Retirement Benefits (Details 14) $ in Millions	Dec. 31, 2019 USD ($)
Pension Benefits [Member]
Defined Benefit Plan Expected Future Benefit Payments [Abstract]
2020	$ 174.7
2021	172.0
2022	170.3
2023	168.3
2024	166.0
2025-2029	786.5
Other Postretirement Benefits
Defined Benefit Plan Expected Future Benefit Payments [Abstract]
2020	32.8
2021	34.1
2022	31.6
2023	29.4
2024	27.4
2025-2029	110.1
Medicare Part D Subsidy [Abstract]
2020	0.3
2021	0.3
2022	0.2
2023	0.2
2024	0.2
2025-2029	$ 0.7